UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             O. FRANCIS BIONDI, JR.
Address:          909 THIRD AVENUE
                  30TH FLOOR
                  NEW YORK, NEW YORK 10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             O. FRANCIS BIONDI, JR.
Title:
Phone:            (212) 350-4434

Signature, Place, and Date of Signing:


 /s/ O. Francis Biondi, Jr.
----------------------------   ------------------------  ---------------------
    O. FRANCIS BIONDI, JR.      NEW YORK, NEW YORK       February 12, 2003





Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         FORM 13F FILE NUMBER       NAME

         28-________________                BRIAN J. HIGGINS
                                            ----------------